Income Taxes Reconciliation between income tax expense and the product of accounting profit multiplied by the Company's weighted average tax rate applicable to profits (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Earnings before income taxes	$ 36,389	$ 59,875
At 26.5% statutory rate	9,643	15,867
Tax effects of:
Differences in foreign statutory tax rates	(14,911)	(12,901)
Temporary difference subject to Initial Recognition Exemption	4,000	668
Deferred tax asset not recognized	3,104
Income/expenses not taxed	(628)	1,105
Adjustments in respect to prior year	(465)	(392)
Impact of foreign exchange on deferred tax balance	(253)	368
Other	(383)	74
Income tax expense	$ 107	$ 4,789
Statutory rate	26.50%	26.50%